Distribution Date:	10/18/24	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson	(202) 715-9500
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 2)	15		Attention: Reporting		Reporting@belloakadvisors.com
Principal Prepayment Detail	16		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	21-22		General Contact	(312) 332-7457
Modified Loan Detail	23		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762XAQ0	1.313000%	80,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762XAR8	3.001000%	161,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61762XAS6	3.824000%	107,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61762XAT4	3.973000%	260,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762XAU1	4.259000%	284,721,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61762XAW7	4.482000%	105,297,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.75%
B	61762XAX5	4.803561%	74,983,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.88%
C	61762XAZ0	4.803561%	52,648,000.00	45,422,410.99	475,006.81	181,824.44	0.00	0.00	656,831.25	44,947,404.18	76.32%	11.75%
D	61762XAC1	4.803561%	52,648,000.00	52,648,000.00	0.00	210,748.24	0.00	0.00	210,748.24	52,648,000.00	48.58%	7.63%
E	61762XAE7	4.803561%	19,145,000.00	19,145,000.00	0.00	76,636.82	0.00	0.00	76,636.82	19,145,000.00	38.49%	6.13%
F	61762XAG2	3.709000%	20,740,000.00	20,740,000.00	0.00	24,290.08	0.00	0.00	24,290.08	20,740,000.00	27.56%	4.50%
G	61762XAJ6	3.709000%	14,359,000.00	14,359,000.00	0.00	0.00	0.00	0.00	0.00	14,359,000.00	20.00%	3.38%
H	61762XAL1	3.709000%	43,075,957.00	37,951,782.55	0.00	0.00	0.00	0.00	0.00	37,951,782.55	0.00%	0.00%
R	61762XAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,316,958.00	190,266,193.54	475,006.81	493,499.58	0.00	0.00	968,506.39	189,791,186.73

X-A	61762XAV9	4.803561%	998,718,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	61762XAA5	1.094561%	78,174,957.00	73,050,782.55	0.00	66,632.13	0.00	0.00	66,632.13	73,050,782.55
Notional SubTotal			1,076,892,957.00	73,050,782.55	0.00	66,632.13	0.00	0.00	66,632.13	73,050,782.55

Deal Distribution Total					475,006.81	560,131.71	0.00	0.00	1,035,138.52

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762XAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762XAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61762XAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61762XAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762XAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61762XAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61762XAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	61762XAZ0	862.75662874	9.02231443	3.45358684	0.00000000	0.00000000	0.00000000	0.00000000	12.47590127	853.73431431
D	61762XAC1	1,000.00000000	0.00000000	4.00296763	0.00000000	0.00000000	0.00000000	0.00000000	4.00296763	1,000.00000000
E	61762XAE7	1,000.00000000	0.00000000	4.00296788	0.00000000	0.00000000	0.00000000	0.00000000	4.00296788	1,000.00000000
F	61762XAG2	1,000.00000000	0.00000000	1.17117068	1.91966249	6.50462247	0.00000000	0.00000000	1.17117068	1,000.00000000
G	61762XAJ6	1,000.00000000	0.00000000	0.00000000	3.09083362	9.27250087	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61762XAL1	881.04328245	0.00000000	0.00000000	2.72315784	88.33189498	0.00000000	0.00000000	0.00000000	881.04328245
R	61762XAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762XAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	61762XAA5	934.45248137	0.00000000	0.85234623	0.00000000	0.00000000	0.00000000	0.00000000	0.85234623	934.45248137

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	09/01/24 - 09/30/24	30	0.00	66,632.13	0.00	66,632.13	0.00	0.00	0.00	66,632.13	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	09/01/24 - 09/30/24	30	0.00	181,824.44	0.00	181,824.44	0.00	0.00	0.00	181,824.44	0.00
D	09/01/24 - 09/30/24	30	0.00	210,748.24	0.00	210,748.24	0.00	0.00	0.00	210,748.24	0.00
E	09/01/24 - 09/30/24	30	0.00	76,636.82	0.00	76,636.82	0.00	0.00	0.00	76,636.82	0.00
F	09/01/24 - 09/30/24	30	95,092.07	64,103.88	0.00	64,103.88	39,813.80	0.00	0.00	24,290.08	134,905.87
G	09/01/24 - 09/30/24	30	88,762.56	44,381.28	0.00	44,381.28	44,381.28	0.00	0.00	0.00	133,143.84
H	09/01/24 - 09/30/24	30	3,687,678.28	117,302.63	0.00	117,302.63	117,302.63	0.00	0.00	0.00	3,804,980.91
Totals			3,871,532.91	761,629.42	0.00	761,629.42	201,497.71	0.00	0.00	560,131.71	4,073,030.62

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61762XAW7	N/A	105,297,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61762XAX5	N/A	74,983,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61762XAZ0	4.803561%	52,648,000.00	45,422,410.99	475,006.81	181,824.44	0.00	0.00	656,831.25	44,947,404.18
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			232,928,000.03	45,422,410.99	475,006.81	181,824.44	0.00	0.00	656,831.25	44,947,404.18

Exchangeable Certificate Details
PST	61762XAY3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	1,035,138.52
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	765,544.92	Master Servicing Fee	2,350.34
Interest Reductions due to Nonrecoverability Determination	(114,605.74)	Certificate Administrator Fee	461.40
Interest Adjustments	0.00	Trustee Fee	61.84
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	79.28
ARD Interest	0.00	Trust Advisor Fee	141.88
Net Prepayment Interest Excess / (Shortfall)	0.00	Pari Passu Servicing Fee	403.25
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	650,939.18	Total Fees	3,497.98

Principal		Expenses/Reimbursements
Scheduled Principal	475,006.81	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	54,919.88
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	32,389.60
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	475,006.81	Total Expenses/Reimbursements	87,309.48

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	560,131.71
Excess Liquidation Proceeds	0.00	Principal Distribution	475,006.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,035,138.52
Total Funds Collected	1,125,945.99	Total Funds Distributed	1,125,945.98

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	190,266,193.54	190,266,193.54	Beginning Certificate Balance	190,266,193.54
(-) Scheduled Principal Collections	475,006.81	475,006.81	(-) Principal Distributions	475,006.81
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	189,791,186.73	189,791,186.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	192,940,926.28	192,940,926.28	Ending Certificate Balance	189,791,186.73
Ending Actual Collateral Balance	192,637,273.26	192,637,273.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	5,124,174.48	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,124,174.48	0.00	Net WAC Rate	4.80%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,677,846.46	1.41%	108	5.5000	NAP	Defeased	1	2,677,846.46	1.41%	108	5.5000	NAP
10,000,000 or less	4	13,378,018.08	7.05%	(14)	4.5492	1.360677	1.30 or less	4	53,975,180.70	28.44%	(13)	4.9561	0.550576
10,000,001 to 20,000,000	2	23,557,047.69	12.41%	(15)	4.2644	0.538524	1.31-1.40	1	32,036,721.44	16.88%	(16)	4.4100	1.312400
20,000,001 to 30,000,000	2	53,018,966.78	27.94%	(14)	4.6576	1.104513	1.41-1.50	1	32,561,293.14	17.16%	(13)	5.4060	1.423264
30,000,001 to 40,000,000	3	97,159,307.72	51.19%	(14)	5.0776	2.542795	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	4	35,978,851.85	18.96%	(16)	3.9120	1.660196
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.01	0	0.00	0.00%	0	0.0000	0.000000
120,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.02-2.10	0	0.00	0.00%	0	0.0000	0.000000
Totals	12	189,791,186.73	100.00%	(12)	4.8280	1.790559	2.11-2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21-2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31-2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41-2.60	0	0.00	0.00%	0	0.0000	0.000000
							2.61-2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71-3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	1	32,561,293.14	17.16%	(13)	5.4060	4.872900
							Totals	12	189,791,186.73	100.00%	(12)	4.8280	1.790559
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	2,677,846.46	1.41%	108	5.5000	NAP
							Defeased	1	2,677,846.46	1.41%	108	5.5000	NAP
Florida	2	59,535,899.67	31.37%	(16)	4.0514	0.829672
							Office	2	97,159,307.72	51.19%	(14)	5.0776	3.698882
Nevada	1	25,050,433.91	13.20%	(12)	5.4900	0.484100
							Retail	4	89,954,032.68	47.40%	(14)	4.5385	0.738451
New York	2	97,159,307.72	51.19%	(14)	5.0776	3.698882
							Totals	7	189,791,186.73	100.00%	(12)	4.8280	1.790559
Pennsylvania	1	5,367,699.10	2.83%	(12)	5.5000	0.913700

Totals	7	189,791,186.73	100.00%	(12)	4.8280	1.790559

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,677,846.46	1.41%	108	5.5000	NAP	Defeased	1	2,677,846.46	1.41%	108	5.5000	NAP
	4.000% or less	5	48,287,907.82	25.44%	(16)	3.9120	1.497080	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	1	32,036,721.44	16.88%	(16)	4.4100	1.312400	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	1	11,247,991.72	5.93%	(14)	4.6500	0.011300	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	4	95,540,719.29	50.34%	(13)	5.4333	2.324063	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	11	187,113,340.27	98.59%	(14)	4.8184	1.798405
	Totals	12	189,791,186.73	100.00%	(12)	4.8280	1.790559	Totals	12	189,791,186.73	100.00%	(12)	4.8280	1.790559
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	11	187,113,340.27	98.59%	(14)	4.8184	1.798405	237 months or less	11	187,113,340.27	98.59%	(14)	4.8184	1.798405
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
85 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	Totals	11	187,113,340.27	98.59%	(14)	4.8184	1.798405
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	187,113,340.27	98.59%	(14)	4.8184	1.798405
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,677,846.46	1.41%	108	5.5000	NAP	Defeased	1	2,677,846.46	1.41%	108	5.5000	NAP
Underwriter's Information		5	68,540,144.99	36.11%	(15)	4.6218	1.547637	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	2	23,557,047.69	12.41%	(15)	4.2644	0.538524	79 to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	4	95,016,147.59	50.06%	(14)	5.0976	2.291656	85 to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	115 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	189,791,186.73	100.00%	(12)	4.8280	1.790559	121 to 240 months	0	0.00	0.00%	0	0.0000	0.000000
								Totals	1	2,677,846.46	1.41%	108	5.5000	1.242336
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A	28000367	OF	Brooklyn	NY	Actual/360	5.406%	147,258.78	126,560.17	0.00	N/A	09/01/23	--	32,687,853.31	32,561,293.14	10/01/24
2B	200280367				Actual/360	5.406%	147,258.78	126,560.17	0.00	N/A	09/01/23	--	32,687,853.31	32,561,293.14	09/01/24
5A	453000179	RT	Clearwater	FL	Actual/360	3.912%	40,212.32	26,012.14	0.00	N/A	06/01/23	--	12,335,068.11	12,309,055.97	06/01/24
5B	453000181				Actual/360	3.912%	91,370.10	59,104.56	0.00	N/A	06/01/23	--	28,027,637.43	27,968,532.87	06/01/24
5C	453000183				Actual/360	3.912%	1,370.14	886.31	0.00	N/A	06/01/23	--	420,289.38	419,403.07	06/01/24
5D	453000185				Actual/360	3.912%	15,216.67	9,843.20	0.00	N/A	06/01/23	--	4,667,690.09	4,657,846.89	06/01/24
5E	453000187				Actual/360	3.912%	9,582.01	6,198.32	0.00	N/A	06/01/23	--	2,939,267.34	2,933,069.02	06/01/24
10	1238578	OF	New York	NY	Actual/360	4.410%	117,966.56	63,021.43	0.00	N/A	06/05/23	06/05/25	32,099,742.87	32,036,721.44	10/05/24
12	300961012	RT	North Las Vegas	NV	Actual/360	5.490%	0.00	0.00	0.00	N/A	10/01/23	--	25,050,433.91	25,050,433.91	10/01/20
26	300961026	RT	Winter Haven	FL	Actual/360	4.650%	43,684.44	25,410.89	0.00	N/A	08/01/23	--	11,273,402.61	11,247,991.72	02/01/23
51	300961051	RT	Hermitage	PA	Actual/360	5.500%	24,660.68	12,813.39	0.00	N/A	10/01/23	--	5,380,512.49	5,367,699.10	05/01/24
62	1340675	RT	Harlingen	TX	Actual/360	5.500%	12,358.70	18,596.23	0.00	N/A	10/01/33	--	2,696,442.69	2,677,846.46	10/01/24
Totals							650,939.18	475,006.81	0.00				190,266,193.54	189,791,186.73
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A	11,186,369.00	12,008,843.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	146,713.98	146,713.98	0.00	0.00
5A	10,275,237.67	5,002,208.84	01/01/24	06/30/24	11/13/23	1,691,052.15	265,697.68	60,603.10	115,055.59	0.00	0.00
5B	0.00	0.00	--	--	11/13/23	3,842,394.40	603,702.99	137,701.85	261,428.35	0.00	0.00
5C	0.00	0.00	--	--	11/13/23	57,618.76	13,334.31	2,064.91	6,181.21	0.00	0.00
5D	0.00	0.00	--	--	11/13/23	4,770,861.34	229,029.29	9,534.64	18,498.62	0.00	0.00
5E	0.00	0.00	--	--	11/13/23	3,004,234.86	144,155.98	6,004.02	11,648.69	0.00	0.00
10	3,205,558.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,292,960.00	0.00	--	--	04/11/22	5,220,421.36	1,747,834.46	0.00	0.00	71,434.11	0.00
26	9,385.29	0.00	--	--	08/12/24	2,998,430.64	35,478.09	57,307.49	1,342,160.05	0.00	0.00
51	426,524.99	234,012.49	01/01/23	06/30/23	--	0.00	0.00	37,369.60	186,910.96	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	26,396,035.03	17,245,064.83				21,585,013.51	3,039,232.80	457,299.58	2,088,597.45	71,434.11	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	0	0.00	0	0.00	0	0.00	6	53,655,606.92	2	36,298,425.63	0	0.00	0	0.00	0	0.00	4.828030%	4.598562%	(12)
09/17/24	0	0.00	0	0.00	0	0.00	6	53,770,464.84	2	36,323,836.52	0	0.00	0	0.00	0	0.00	4.828256%	4.598782%	(11)
08/16/24	0	0.00	0	0.00	0	0.00	5	48,486,413.55	2	36,347,695.73	0	0.00	0	0.00	0	0.00	4.828481%	4.598999%	(10)
07/17/24	0	0.00	0	0.00	0	0.00	5	48,582,550.89	2	36,371,459.79	0	0.00	0	0.00	0	0.00	4.828702%	4.557081%	(9)
06/17/24	0	0.00	0	0.00	0	0.00	5	48,683,637.99	2	36,396,588.77	0	0.00	0	0.00	0	0.00	4.828920%	4.557314%	(8)
05/17/24	0	0.00	0	0.00	0	0.00	5	48,779,113.18	2	36,420,157.83	0	0.00	0	0.00	0	0.00	4.829136%	4.557545%	(7)
04/17/24	0	0.00	0	0.00	0	0.00	5	48,879,561.58	2	36,445,098.83	0	0.00	1	124,330.33	0	0.00	6.005622%	5.797793%	(7)
03/15/24	0	0.00	0	0.00	0	0.00	5	48,974,378.99	2	36,468,474.42	0	0.00	1	483,236.61	0	0.00	6.001509%	5.793459%	(6)
02/16/24	0	0.00	0	0.00	0	0.00	5	49,079,508.86	2	36,494,701.43	0	0.00	1	1,116,381.62	0	0.00	6.001854%	5.793825%	(5)
01/18/24	0	0.00	0	0.00	0	0.00	5	49,173,654.99	2	36,517,879.20	0	0.00	0	0.00	0	0.00	6.010540%	5.802984%	(4)
12/15/23	0	0.00	0	0.00	0	0.00	5	49,267,485.02	2	36,540,964.53	1	32,637,210.41	0	0.00	0	0.00	4.711101%	4.503241%	(3)
11/17/23	0	0.00	0	0.00	0	0.00	5	49,366,346.50	2	36,565,439.21	0	0.00	0	0.00	0	0.00	4.711862%	4.503684%	(2)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2B	200280367	09/01/24	0	5	146,713.98	146,713.98	0.00	32,686,886.59	07/27/23	1
5A	453000179	06/01/24	3	5	60,603.10	115,055.59	0.00	12,409,931.43	06/19/20	13		12/28/20
5B	453000181	06/01/24	3	5	137,701.85	261,428.35	0.00	28,197,741.23	06/19/20	13		12/28/20
5C	453000183	06/01/24	3	5	2,064.91	6,181.21	0.00	422,840.18	06/19/20	13		12/28/20
5D	453000185	06/01/24	3	5	9,534.64	18,498.62	0.00	4,696,018.96	06/19/20	13		12/28/20
5E	453000187	06/01/24	3	5	6,004.02	11,648.69	0.00	2,957,106.18	06/19/20	13		12/28/20
12	300961012	10/01/20	47	5	0.00	0.00	311,614.57	26,835,407.61	10/04/18	7			03/08/23
26	300961026	02/01/23	19	5	57,307.49	1,342,160.05	8,658.75	11,726,744.87	10/19/20	7			08/12/22
51	300961051	05/01/24	4	5	37,369.60	186,910.96	42,310.67	5,428,735.17	09/20/23	2		09/09/24
Totals					457,299.58	2,088,597.45	362,583.99	125,361,412.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		155,076,619	32,561,293	32,561,293		89,954,033
0 - 6 Months		0	0	0		0
7 - 12 Months		32,036,721	32,036,721	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		2,677,846	2,677,846	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	189,791,187	99,837,154	0	0	48,287,908	41,666,125
Sep-24	190,266,194	100,171,892	0	0	48,389,952	41,704,349
Aug-24	190,717,589	100,491,032	0	0	53,878,861	36,347,696
Jul-24	191,167,079	34,949,806	0	0	119,845,813	36,371,460
Jun-24	191,636,466	35,030,513	0	0	120,209,364	36,396,589
May-24	192,082,079	35,106,540	0	0	120,555,381	36,420,158
Apr-24	259,867,405	102,506,315	0	0	120,915,991	36,445,099
Mar-24	260,133,505	102,406,048	0	0	121,258,982	36,468,474
Feb-24	260,800,736	102,673,182	0	0	121,632,853	36,494,701
Jan-24	262,054,985	70,984,168	0	0	154,552,938	36,517,879
Dec-23	262,191,004	70,701,587	0	0	154,948,453	36,540,965
Nov-23	262,335,644	108,607,070	0	0	117,163,135	36,565,439
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A	28000367	32,561,293.14	32,561,293.14	144,600,000.00	07/23/24	16,055,779.77	4.87290	09/30/23	09/01/23	166
2B	200280367	32,561,293.14	32,686,886.59	144,600,000.00	07/23/24	4,977,667.58	1.42326	09/30/23	09/01/23	166
5A	453000179	12,309,055.97	12,409,931.43	116,000,000.00	10/05/23	10,059,387.01	1.13870	06/30/24	06/01/23	227
5B	453000181	27,968,532.87	28,197,741.23	116,000,000.00	10/05/23	3,211,465.57	1.66020	06/30/24	06/01/23	227
5C	453000183	419,403.07	422,840.18	116,000,000.00	10/05/23	48,157.66	1.66020	06/30/24	06/01/23	227
5D	453000185	4,657,846.89	4,696,018.96	116,000,000.00	10/05/23	534,833.70	1.66020	06/30/24	06/01/23	227
5E	453000187	2,933,069.02	2,957,106.18	116,000,000.00	10/05/23	336,787.45	1.66020	06/30/24	06/01/23	227
12	300961012	25,050,433.91	26,835,407.61	26,000,000.00	07/16/24	1,292,960.00	0.63320	06/30/24	10/01/23	227
26	300961026	11,247,991.72	11,726,744.87	10,500,000.00	05/09/24	9,385.29	0.01130	06/30/24	08/01/23	227
51	300961051	5,367,699.10	5,428,735.17	5,375,000.00	11/07/23	471,903.64	1.04070	06/30/23	10/01/23	227
Totals		155,076,618.83	157,922,705.36	911,075,000.00		36,998,327.67

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A	28000367	OF	NY	07/27/23	1

The loan transferred to Special Servicing on 7/27/2023 for imminent maturity default. The loan is secured by the leasehold interest in a 662,865 SF office tower built in 2003, located in downtown Brooklyn, NY. The loan matured on 9/1/2023 and failed to p ay off. As of September 2024, the property is 65% occupied with the largest tenant (29% NRA) now in holdover. Lease renewal discussions are ongoing between the Borrower and the largest tenant along with the other near-term expiring tenants. The property was inspected in August 2024 and found to be in good overall condition. The loan is cash managed. The Borrower has failed to close on the approved loan modification despite the Special Servicer's efforts to

	compel a closing, with Borrower citing a lack of clarity around certain lease renewals. Next steps are being evaluated, including the potential application of a portion of the loan's reserves.

2B	200280367	Various	Various	07/27/23	1

The loan transferred to Special Servicing on 7/27/2023 for imminent maturity default. The loan is secured by the leasehold interest in a 662,865 SF office tower built in 2003, located in downtown Brooklyn, NY. The loan matured on 9/1/2023 and failed to p ay off. As of September 2024, the property is 65% occupied with the largest tenant (29% NRA) now in holdover. Lease renewal discussions are ongoing between the Borrower and the largest tenant along with the other near-term expiring tenants. The property was inspected in August 2024 and found to be in good overall condition. The loan is cash managed. The Borrower has failed to close on the approved loan modification despite the Special Servicer's efforts to

	compel a closing, with Borrower citing a lack of clarity around certain lease renewals. Next steps are being evaluated, including the potential application of a portion of the loan's reserves.

5A	453000179	RT	FL	06/19/20	13

09/06/2024: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the asse t and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. Receiver is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The

Property launched to market for sale 1/18/2023. Midland analyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the

	Buyer retraded their offer and the new terms were not acceptable.
5B	453000181	Various	Various	06/19/20	13

09/06/2024: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the asse t and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. Receiver is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The

Property launched to market for sale 1/18/2023. Midland analyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the

	Buyer retraded their offer and the new terms were not acceptable.
5C	453000183	Various	Various	06/19/20	13

09/06/2024: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the asse t and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. Receiver is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The

Property launched to market for sale 1/18/2023. Midland analyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the

	Buyer retraded their offer and the new terms were not acceptable.
5D	453000185	Various	Various	06/19/20	13

09/06/2024: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the asse t and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. Receiver is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The

Property launched to market for sale 1/18/2023. Midland analyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the

	Buyer retraded their offer and the new terms were not acceptable.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5E	453000187	Various	Various	06/19/20	13

09/06/2024: Transferred to Special Servicing 6/16/2020 due to imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after closing for 2.5 months due to COVID. Westfield was no longer going to support the asse t and cooperated with foreclosure. Rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed 12/29/2020. Appointment of JLL as Receiver 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong. JLL continues working with tenants on outstanding AR and health ratio concerns. Receiver is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The

Property launched to market for sale 1/18/2023. Midland analyzed offers and got a sale approved that included a loan assumption. Midland worked to negotiate the PSA and the other documentation to close an assumption of the loan then the

Buyer retraded their offer and the new terms were not acceptable.
12	300961012	RT	NV	10/04/18	7

The loan transferred to Special Servicing on 10/4/18 following the closure of anchor tenant, Toys R Us (65,705sf; 35.63% NRA; 43% EGI). The subject is a 184,403 SF power shopping center located in northern Las Vegas, NV, constructed in

2009 that is shadow-anchored by Target and Home Depot. A receiver was appointed in July 2019. The Trust took title via a Foreclosure sale which took place on 3/7/2023. The receivership was dismissed by the court on 6/29/23. The property was inspected in July 2024 and was found to be in generally good condition with no material deferred maintenance. An undeveloped collateral pad site was sold in October 2021 and proceeds were applied. A co-anchor lease (Burlington) for approximately half of the vacant former Toys R Us box (27.6K SF, 15% NRA) commenced in November 2022. Occupancy is currently 79% with leasing efforts continuing for the remaining 39K SF of vacant anchor space. A disposition is planned by year-end 2024.

26	300961026	RT	FL	10/19/20	7

The loan transferred to Special Servicing on 10/19/2020 due to imminent monetary default. The loan is secured by a 185,705 SF shopping center located in Winter Haven, FL. As of August 2024, the center is 50.7% leased. The anchor tenant's lease (Belk, 33% NRA) was extended through 7/31/2026. While Belk had filed chapter 11 bankruptcy, they accepted this lease. A June 2024 inspection found the asset to be in overall fair condition due to the former Macy's anchor space which was reported to have significant deferred maintenance. The Trust took title in August 2022. The Receiver was dismissed in January 2023. A 5-year renewal with a 1.2K SF inline tenant was recently executed along with a new 22-month lease with a retailer for 1.2K SF. The Special Servicer is continuing leasing efforts for the remaining inline vacancies and the vacant restaurant space. A disposition is planned by year-end 2024.

51	300961051	RT	PA	09/20/23	2

The loan transferred to Special Servicing effective 9/20/2023 for imminent maturity default. The subject is a 52,942 SF retail property located in Hermitage, PA, built in 2006 and renovated in 2012. The property is shadow-anchored by a Walmart.

Occupancy as of August 2024 was 78%. A November 2023 site inspection found the property to be in good overall condition. A Receiver was appointed on 2/8/24. A foreclosure sale occurred on 9/9/24 where the Trust was the winning/only bidder. Following the transfer of title, the Receiver will be dismissed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	1340557	0.00	4.37000%	0.00	9.37000%	2	08/01/23	--	08/01/23
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A	0.00	0.00	6,809.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	6,809.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	2,569.81	0.00	0.00	5,484.65	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	5,839.09	0.00	0.00	12,462.17	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	87.56	0.00	0.00	186.88	0.00	0.00	0.00	0.00	0.00	0.00
5D	0.00	0.00	972.44	0.00	0.00	15,473.50	0.00	0.00	0.00	0.00	0.00	0.00
5E	0.00	0.00	612.35	0.00	0.00	9,743.73	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,218.84	0.00	0.00	0.00	0.00	114,605.74	0.00	0.00	0.00	0.00
26	0.00	0.00	2,348.63	0.00	0.00	11,568.95	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	1,120.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	32,389.60	0.00	0.00	54,919.88	0.00	114,605.74	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		201,915.22

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Supplemental Notes
Exchange of Exchangeable Certificates--March 2016

In March 2016 an exchange of exchangeable certificates took effect in which $116,464,000.00 of Class PST was exchanged for $52,648,500.00 of Class A-S, $37,491,500.00 of Class B, and $26,324,000.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27